Net Income Attributable to Company Per Share (Tables)	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Computation of Weighted Average Basic and Diluted Shares Outstanding

The following table sets forth the computation of weighted average basic and diluted shares outstanding (in millions, except per share data):

	Three Months Ended March 31,
	2014	2013
Numerator:
Income from continuing operations	$548	$461

Income from discontinued operations	$41	$41

Net income attributable to Company	$589	$502

Denominator:
Basic—weighted average common shares outstanding	428	426
Dilutive effect of employee stock options and other unvested stock awards	1	2

Diluted outstanding shares	429	428

Per share data:
Basic:
Income from continuing operations	$1.28	$1.08

Income from discontinued operations	$0.10	$0.10

Net income attributable to Company	$1.38	$1.18

Diluted:
Income from continuing operations	$1.28	$1.08

Income from discontinued operations	$0.09	$0.09

Net income attributable to Company	$1.37	$1.17

Cash dividends per share	$0.26	$0.13